Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 150,204,527	$ 145,003,021	$ 144,259,312
Unearned revenue	1,789,720	1,353,290	439,135
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract fulfilment cost	298,984	309,608
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 4,100,000	$ 2,400,000	$ 2,000,000.0